Fair value measurement	12 Months Ended
Jun. 30, 2025
Disclosure [Abstract]
Fair value measurement
Note 23. Fair value measurement
Fair value hierarchy
The following tables detail the Consolidated Entity’s liabilities, measured or disclosed at fair value, using a three-level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:
Level 1: Quoted prices (unadjusted) in active markets for identical liabilities that the entity can access at the measurement date
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the liability, either directly or indirectly
Level 3: Unobservable inputs for the liability

Consolidated - 2025	Level 1 A$‘000	Level 2 A$‘000	Level 3 A$‘000	Total A$‘000

Liabilities
Contingent Consideration	—	—	—	—
Warrants liability	—	—	3,150	3,150

Total liabilities	—	—	3,150	3,150

Consolidated - 2024

Liabilities
Contingent Consideration	—	—	7,005	7,005
Warrants liability	—	—	6,478	6,478

Total liabilities	—	—	13,483	13,483

There were no transfers between levels during the financial year.

The fair value of the warrant liability is determined using a variety of valuation techniques including Monte Carlo simulations and Black-Scholes Model. Please refer to Note 17 for additional information regarding the private placement warrants.
Level 3 liabilities
Movements in level 3 liabilities during the current and previous financial year are set out below:

	Level 3 A$’000	Total A$’000
Consolidated
Balance at 30 June 2023	6,871	6,871
Issuance of warrants	8,599	8,599
Exercise of warrants	(864)	(864)
Gain recognised in profit or loss	(1,123)	(1,123)

Balance at 30 June 2024	13,483	13,483

Issuance of warrants	3,034	3,034
Exercise of warrants	(8,840)	(8,840)
Gain recognised in profit or loss	(4,527)	(4,527)

Balance at 30 June 2025	3,150	3,150